Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property, Equipment and Software, Net
8. Property, Equipment and Software, Net
Property, equipment and software, net as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Servers and computers	84,425	135,740
Furniture, fixtures and office equipment	14,053	12,788
Leasehold improvements	38,120	35,674
Software and others	5,067	6,840

Total	141,665	191,042
Less: accumulated depreciation	(61,350)	(98,926)

Net book value	80,315	92,116

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB13,853, RMB21,068 and RMB42,048, respectively.